Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 132,049,710	$ 12,487,692	$ 5,967,772
Increase in trade accounts receivable	6,924,622	1,122,836	(454,488)
Increase in deferred revenue	3,819,708	46,104	564,313
Deferred assets	191,234	0
Deferred liabilities	3,927,833	108,125
Demurrage income	2,545,283
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	111,900,699	12,487,692	5,967,772
Voyage Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	15,002,012	0	0
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 5,146,999	$ 0	$ 0